Director's Loans	12 Months Ended
Mar. 31, 2020
Borrowings [abstract]
Director's Loans
	Year ended March 31, 2020	Year ended March 31, 2019
Opening balance	$893,800	$763,544
Principal advances	675,000	—
Principal repayments	(375,000)	—
Transaction costs	(490,449)	—
Amortization of transaction costs	108,768	130,256
Closing balance	$812,119	$893,800

	March 31, 2020	March 31, 2019
Current portion	$300,000	$893,800
Non-current portion	512,119	—
Total	$812,119	$893,800

Finance expenses	For the year ended March 31,
	2020	2019	2018
Interest on director’s loan	$105,630	$90,000	$128,096
Amortization of transaction costs	108,768	130,256	433,044
Total	$214,398	$220,256	$561,140

(a)	2019 loan

In December 2019, the Company entered into a loan extension and amendment agreement (the “Loan”) with a director and significant shareholder of the Company (the “Lender”), pursuant to which a previous loan agreement with a maturity date of November 26, 2019 was extended for five years or earlier pending the achievement of certain financing milestones. The Loan has a principal sum of $1,000,000, is unsecured and bears interest at a rate of 10% per annum.

Pursuant to the Loan, the Company issued to the Lender a loan bonus comprising of 16,000,000 common share purchase warrants (the “Warrants”) with an expiry of five years and an exercise price of $0.05 per share (note 9(d)(ii)).

(b)	2019 bridge loans

In July and August 2019, the Company entered into certain loan agreements (collective the “Bridge Loans”) with a director of the Company and a private company wholly-owned by a director of the Company (collectively the “Bridge Lenders”), pursuant to which the Bridge Lenders advanced to the Company an aggregate principal sum of $375,000 with a 1-year term and bearing interest at 10% per annum. The Bridge Loans were fully repaid in September 2019.

In December 2019, the Company entered into a loan agreement (the “Second Bridge Loan”) with a director of the Company (the “Second Bridge Lender”), pursuant to which the Second Bridge Lender advanced to the Company a principal sum of $300,000 with a 9-month term and bearing interest at a rate of 10% per annum.

Advances have been measured as financial liabilities at their (cash) transaction values, with the unamortized balance of directly applicable transaction costs, comprised of the fair values of the loan bonus warrants granted, representing a partially offsetting asset balance. Such transaction costs are being expensed pro-rata over the term of the debt, with the effect on the balance sheet presentation being that the aggregate debt is accreted towards its face value.